CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		12 Months Ended		100 Months Ended	103 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014
Sales	$ 25,898	$ 36,355	$ 170,838	$ 594,445	$ 2,435,248	$ 2,461,146
Cost of sales	1,653	7,565	8,602	92,338	1,546,098	1,547,751
Gross profit	24,245	28,790	162,236	502,107	889,150	913,395
Expenses:
General and administrative expenses (includes equity-based compensation)	877,671	1,013,648	4,020,530	4,103,317	24,413,037	25,290,708
Promotion and marketing	28,356	28,731	165,355	83,046	756,741	785,097
Research and development	56,650	33,566	227,011	296,844	3,856,311	3,912,961
Depreciation and amortization	4,167	5,528	21,283	24,661	197,382	201,549
Impairment of patent	0	0	0	0	537,631	537,631
Total expenses	966,844	1,081,473	4,434,179	4,507,868	29,761,102	30,727,946
Loss from operations	(942,599)	(1,052,683)	(4,271,943)	(4,005,761)	(28,871,952)	(29,814,551)
Other income (expense):
Interest income	2	3	2,033	49	373,891	373,893
Interest expense	(14,429)	(79,173)	(152,097)	(408,863)	(2,609,323)	(2,623,752)
Exchange rate gains and losses	1,190	(776)	2,885	(3,884)	(22,502)	(21,312)
Loss on disposition of fixed assets	0	0	0	0	(64,172)	(64,172)
Total other (expense) income	(13,237)	(79,946)	(147,179)	(412,698)	(2,322,106)	(2,335,343)
Loss before provision for taxes	(955,836)	(1,132,629)	(4,419,122)	(4,418,459)	(31,194,058)	(32,149,894)
Provision for income taxes	0	0	0	0	32,673	32,673
Net loss	(955,836)	(1,132,629)	(4,419,122)	(4,418,459)	(31,226,731)	(32,182,567)
Net loss attributable to non-controlling interest	0	(64,642)	(17,653)	(117,786)	(1,633,120)	(1,633,120)
Net loss attributable to SurePure	$ (955,836)	$ (1,067,987)	$ (4,401,469)	$ (4,300,673)	$ (29,593,611)	$ (30,549,447)
Loss per share - basic and diluted attributable to SurePure common stockholders	$ (0.02)	$ (0.05)	$ (0.14)	$ (0.11)	$ (1.08)	$ (1.09)
Weighted average shares outstanding - basic and diluted	40,958,102	23,669,784	31,780,016	38,395,001	27,468,728	27,969,985